Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company[Abstract]
Schedule of Statements of Financial Position	The parent Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2023 and 2022.
	As of December 31,
	2023	2022
	(Unaudited)	(Unaudited)
Assets
Cash and cash equivalents	$15,751,630	$332,617
Other receivables	108,215	9,000
Amount due from related parties	3,311,266	7,020,000
Goodwill	411,862	2,679,445
Investment in subsidiaries	10,158,381	14,915,920
Total assets	$29,741,354	$24,956,982

Liabilities and equity

Other payables and liabilities	$1,209,317	$-
Convertible note payable	-	1,730,267
Borrowings from related parties	3,300,212	4,033,084
Total liabilities	4,509,529	5,763,351

Equity
Ordinary shares – par value $0.12 authorized 300,000,000 shares, issued and outstanding 9,830,373 shares at December 31, 2023; par value $0.12* authorized 7,500,000 shares, issued and outstanding 1,618,977* shares at December 31, 2022	1,179,680	194,313
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	80,983,164	46,231,302
Legal reserve	223,500	223,500
Warrants reserve	251,036	251,036
Accumulated deficit	(58,340,675)	(28,769,014)
Accumulated other comprehensive income	985,120	1,112,494
Capital & reserves attributable to equity holders of the Company	25,231,825	19,193,631
Total liabilities and equity	$29,741,354	$24,956,982
*	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.

Schedule of Statements of Profit and Loss and Comprehensive Loss
	For the years ended December 31,
	2023	2022	2021
	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	$-	$-	$-
Cost of sales	-	-	-
Gross margin	-	-	-

Impairment of goodwill	(2,267,583)	-	-
Stock-based compensation expense	(1,101,800)	-	-
Administrative expenses	(2,931,064)	(4,042,981)	(1,861,520)
Loss from operations	(6,300,447)	(4,042,981)	(1,861,520)

Other income, net	380,759	56,642	227,205
Finance cost	8,420	(315,750)	(99,470)
Equity loss of subsidiaries	(23,660,393)	(14,262,705)	(3,748,142)
Net loss attributable to equity holders of the Company	$(29,571,661)	$(18,564,794)	$(5,481,927)

Schedule of Statements of Cash Flows
	For the years ended December 31,
	2023	2022	2021
	(Unaudited)	(Unaudited)	(Unaudited)
Operating activities
Net loss	$(29,571,661)	$(18,564,794)	$(5,481,927)
Adjustments to reconcile net income to net cash provided by operating activities
Stock-based compensation expense	1,101,800	252,095	-
Finance costs	62,371	230,267	-
Impairment of goodwill	2,267,583	-	-
Equity loss from equity investments	14,262,703	14,262,705	3,748,142
Changes in operating assets and liabilities:
Other receivables, net	(99,215)	(3,167)	(5,833)
Other payables and liabilities	6,625,255	(25,834,800)	(7,405,803)
Net cash used in operating activities	(5,351,164)	(29,657,694)	(9,145,421)

Financing activities
Proceeds from issue of shares	20,867,386	20,346,353	13,244,329
Proceeds from exercise of warrants	506,693	3,014,710	-
Proceeds from a convertible note	-	1,500,000	-
Cash repayment for a convertible note	(554,238)	-	-
Cash paid for the cancellation of fractional shares	(49,664)	-	-
Net cash provided by financing activities	20,770,177	24,860,063	13,244,329

Net increase (decrease) in cash and cash equivalents, and restricted cash	15,419,013	(4,796,631)	4,098,908
Cash and cash equivalents at beginning of year	332,617	5,129,248	1,030,340
Cash and cash equivalents at end of year	$15,751,630	$332,617	$5,129,248